Intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets:

2023	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,814,835	$62,580
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	822,896	538,139
	$3,270,456	$2,668,737	$601,719

2022	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,439,351	$438,064
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	652,642	709,393
	$3,270,456	$2,122,999	$1,147,457

Amortization expense was $545,738 (2022 - $547,460 and 2021 - $556,072) for the year ended December 31, 2023.